Expense Example, No Redemption - FidelityAdvisorStockSelectorMidCapFund-AMCIZPRO - FidelityAdvisorStockSelectorMidCapFund-AMCIZPRO - Fidelity Advisor Stock Selector Mid Cap Fund	Jan. 29, 2024 USD ($)
Fidelity Advisor Stock Selector Mid Cap Fund - Class A
Expense Example, No Redemption:
1 Year	$ 667
3 Years	863
5 Years	1,075
10 Years	1,685
Fidelity Advisor Stock Selector Mid Cap Fund - Class C
Expense Example, No Redemption:
1 Year	177
3 Years	548
5 Years	944
10 Years	1,845
Fidelity Advisor Stock Selector Mid Cap Fund - Class M
Expense Example, No Redemption:
1 Year	468
3 Years	718
5 Years	987
10 Years	1,754
Fidelity Advisor Stock Selector Mid Cap Fund - Class I
Expense Example, No Redemption:
1 Year	74
3 Years	230
5 Years	401
10 Years	894
Fidelity Advisor Stock Selector Mid Cap Fund - Class Z
Expense Example, No Redemption:
1 Year	59
3 Years	186
5 Years	324
10 Years	$ 726